Accounts Payable	12 Months Ended
Dec. 31, 2024
Accounts Payable
Accounts Payable

NOTE 8 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Creditors	$9,635	$17,097
Brokers	7,323	6,918
Professional and legal fees	805	1,473
Total accounts payable	$17,763	$25,488